Financial Instruments and Risk Management (Earnings Impact of Realized and Unrealized Gains (Losses) On Risk Management Positions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss)	$ 901	$ (91)	$ 544
Unrealized Gain (Loss)	(331)	444	(345)
Revenues, Net of Royalties [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss)	917	(84)	544
Unrealized Gain (Loss)	(325)	456	(347)
Transportation and Processing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss)	(16)	(7)
Unrealized Gain (Loss)	$ (6)	$ (12)	$ 2